Supplemental cash flow disclosures (Tables)	12 Months Ended
Nov. 30, 2022
Supplemental cash flow disclosures [abstract]
Summary of supplemental cash flow disclosures
The Company entered into the following transactions, which had no impact on its cash flows.

	2022	2021

Deferred financing costs included in accounts payable and accrued liabilities	$-	$174
Additions to property and equipment included in accounts payable and accrued liabilities	156	-
Acquisition of derivative financial assets included in accounts payable and accrued liabilities	104	-
Additions to intangible assets included in accounts payable and accrued liabilities	2,832	-
Reclassification of other Deferred financing costs to deficit	38	-
Share issue cost included in accounts payable and accrued liabilities	37	-